Note Q - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note
Q
- Parent Company Only Condensed Financial Information

Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION
	Years ended December 31:
	2019	2018
Assets
Cash and cash equivalents	$4,308	$4,032
Investment in subsidiaries	134,910	126,059
Notes receivable – subsidiaries	1,963	3,000
Other assets	48	93
Total assets	$141,229	$133,184

Liabilities
Notes payable	$4,233	$6,279
Subordinated debentures	8,500	8,500
Other liabilities	317	531
Total liabilities	13,050	15,310

Shareholders’ Equity
Total shareholders’ equity	128,179	117,874
Total liabilities and shareholders’ equity	$141,229	$133,184

CONDENSED STATEMENTS OF INCOME
	Years ended December 31:
	2019	2018	2017
Income:
Interest on notes	$47	$53	$51
Dividends from subsidiaries	4,375	4,225	4,400

Expenses:
Interest on notes	139	185	211
Interest on subordinated debentures	356	330	248
Operating expenses	377	351	332
Income before income taxes and equity in undistributed earnings of subsidiaries..	3,550	3,412	3,660
Income tax benefit	169	164	244
Equity in undistributed earnings of subsidiaries	6,188	8,368	3,605
Net Income	$9,907	$11,944	$7,509
Comprehensive Income	$12,570	$10,860	$7,622

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
	2019	2018	2017
Cash flows from operating activities:
Net Income	$9,907	$11,944	$7,509
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,188)	(8,368)	(3,605)
Common stock issued to ESOP	328	295	428
Change in other assets	45	(26)	(15)
Change in other liabilities	(214)	262	(97)
Net cash provided by operating activities	3,878	4,107	4,220

Cash flows from investing activities:
Cash paid for Milton Bancorp, Inc. acquisition	----	----	----
Change in notes receivable	1,037	320	100
Net cash provided by (used in) investing activities	1,037	320	100

Cash flows from financing activities:
Change in notes payable	(2,046)	(1,045)	(558)
Proceeds from common stock through dividend reinvestment	1,407	1,325	715
Cash dividends paid	(4,000)	(3,967)	(3,932)
Net cash provided by (used in) financing activities	(4,639)	(3,687)	(3775)

Cash and cash equivalents:
Change in cash and cash equivalents	276	740	545
Cash and cash equivalents at beginning of year	4,032	3,292	2,747
Cash and cash equivalents at end of year	$4,308	$4,032	$3,292